Intangible assets - Estimated growth Rates (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Discount rate	5.70%	16.00%
Extrapolated growth rate	5.00%	5.00%
Impairment of non-current assets		¥ 169,734,000
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	6.00%	6.00%
Annual gross profit ratio	53.80%	57.70%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	10.00%	10.00%
Annual gross profit ratio	65.00%	75.00%
Goodwill
Estimated growth rates for cash flow projections
Impairment of non-current assets		¥ 122,099,000	¥ 18,809,000
Computer software
Estimated growth rates for cash flow projections
Impairment of non-current assets		3,956,000	0
Medical licenses
Estimated growth rates for cash flow projections
Impairment of non-current assets		4,407,000	0
Tradenames
Estimated growth rates for cash flow projections
Impairment of non-current assets		43,679,000	8,124,000
Property, plant and equipment
Estimated growth rates for cash flow projections
Impairment of non-current assets		¥ 139,818,000	¥ 6,036,000